Business Combination - Other acquisition (Details) ¥ in Thousands, $ in Thousands	3 Months Ended
	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business combinations
Goodwill.		$ 1,824	¥ 12,697	¥ 147,296
Other acquisition
Business combinations
Cash consideration	¥ 5,426
Percentage of equity interest acquired	55.00%
Net assets acquired	¥ 5,794
Cash and cash equivalents	1,383
Goodwill.	¥ 5,430